Principal Fully Consolidated Companies - Summary of Principal Companies and their Country of Incorporation (Detail)	12 Months Ended
Dec. 31, 2018
Hoechst GmbH [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Hoechst GmbH
Country	Germany
Financial interest	100.00%
Sanofi Aventis Deutschland GmbH [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Deutschland GmbH
Country	Germany
Financial interest	100.00%
Aventis Beteiligungsverwaltung Gmbh [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Aventis Beteiligungsverwaltung GmbH
Country	Germany
Financial interest	100.00%
Sanofi Aventis GmbH [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis GmbH
Country	Austria
Financial interest	100.00%
Sanofi Belgium [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Belgium
Country	Belgium
Financial interest	100.00%
Sanofi European Treasury Center [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi European Treasury Center
Country	Belgium
Financial interest	100.00%
Ablynx N.V [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Ablynx N.V.
Country	Belgium
Financial interest	100.00%
Genzyme Flanders BVBA [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Genzyme Flanders BVBA
Country	Belgium
Financial interest	100.00%
Sanofi-Aventis Denmark A/S [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Denmark A/S
Country	Denmark
Financial interest	100.00%
Sanofi-Aventis SA [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis SA
Country	Spain
Financial interest	100.00%
Sanofi Oy [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Oy
Country	Finland
Financial interest	100.00%
Sanofi [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi
Country	France
Financial interest	100.00%
Sanofi-Aventis France [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis France
Country	France
Financial interest	100.00%
Sanofi Winthrop Industries [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Winthrop Industries
Country	France
Financial interest	100.00%
Sanofi Aventis Recherche et Developpement [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Recherche et Développement
Country	France
Financial interest	100.00%
Sanofi-Aventis Groupe [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Groupe
Country	France
Financial interest	100.00%
Sanofi CLIR [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi CLIR
Country	France
Financial interest	50.10%
Sanofi Chimie [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Chimie
Country	France
Financial interest	100.00%
Francopia [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Francopia
Country	France
Financial interest	100.00%
Sanofi-Aventis Participations SAS [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Participations SAS
Country	France
Financial interest	100.00%
Genzyme Polyclonals SAS [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Genzyme Polyclonals SAS
Country	France
Financial interest	100.00%
Sanofi Pasteur (France) SA [Member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Pasteur (France) SA
Country	France
Financial interest	100.00%
Aventis Pharma S.A. France [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Aventis Pharma SA (France)
Country	France
Financial interest	100.00%
Aventis Agriculture [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Aventis Agriculture
Country	France
Financial interest	100.00%
Biopark By Sanofi [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Biopark By Sanofi
Country	France
Financial interest	100.00%
Chattem Greece S.A. [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Chattem Greece S.A.
Country	Greece
Financial interest	100.00%
Sanofi-Aventis A.E.B.E. [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis A.E.B.E.
Country	Greece
Financial interest	100.00%
Sanofi-Aventis Private Co, Ltd [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Private Co, Ltd
Country	Hungary
Financial interest	99.60%
Chinoin Private Co. Ltd [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Chinoin Private Co. Ltd
Country	Hungary
Financial interest	99.60%
Carraig Insurance DAC [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Carraig Insurance DAC
Country	Ireland
Financial interest	100.00%
Sanofi-Aventis Ireland Ltd [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Ireland Ltd
Country	Ireland
Financial interest	100.00%
Genzyme Ireland Limited [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Genzyme Ireland Limited
Country	Ireland
Financial interest	100.00%
Sanofi Spa [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Spa
Country	Italy
Financial interest	100.00%
Genzyme Global Sarl [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Genzyme Global Sarl
Country	Luxembourg
Financial interest	100.00%
Sanofi-Aventis Norge AS [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Norge AS
Country	Norway
Financial interest	100.00%
Sanofi-Aventis Netherlands B.V. [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Netherlands B.V.
Country	Netherlands
Financial interest	100.00%
Genzyme Europe BV [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Genzyme Europe BV
Country	Netherlands
Financial interest	100.00%
Sanofi-Aventis Sp. z.o.o. [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Sp. z.o.o.
Country	Poland
Financial interest	100.00%
Sanofi Produtos Farmaceuticos Lda [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Produtos Farmaceuticos Lda
Country	Portugal
Financial interest	100.00%
Sanofi-Aventis, s.r.o. [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis, s.r.o.
Country	Czech Republic
Financial interest	100.00%
Sanofi-Aventis Romania SRL [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Romania SRL
Country	Romania
Financial interest	100.00%
Sanofi-Synthelabo Ltd [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Synthelabo Ltd
Country	United Kingdom
Financial interest	100.00%
Sanofi Pasteur Holding Limited [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Pasteur Holding Limited
Country	United Kingdom
Financial interest	100.00%
Chattem Limited (UK) [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Chattem Limited (UK)
Country	United Kingdom
Financial interest	100.00%
Sanofi-Aventis UK Holdings Limited [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis UK Holdings Limited
Country	United Kingdom
Financial interest	100.00%
Genzyme Limited [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Genzyme Limited
Country	United Kingdom
Financial interest	100.00%
May and Baker Limited [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	May and Baker Limited
Country	United Kingdom
Financial interest	100.00%
Aventis Pharma Limited [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Aventis Pharma Limited
Country	United Kingdom
Financial interest	100.00%
Fisons Limited [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Fisons Limited
Country	United Kingdom
Financial interest	100.00%
Limited Liability Zentiva Pharma [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Limited Liability Zentiva Pharma
Country	Russia
Financial interest	100.00%
Sanofi-Aventis Vostok [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Vostok
Country	Russia
Financial interest	100.00%
AO Sanofi Russia [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	AO Sanofi Russia
Country	Russia
Financial interest	100.00%
Sanofi-Aventis Pharma Slovakia s.r.o. [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Pharma Slovakia s.r.o.
Country	Slovakia
Financial interest	100.00%
Sanofi AB [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi AB
Country	Sweden
Financial interest	100.00%
Sanofi SA (Sanofi AG) [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi SA (Sanofi AG)
Country	Switzerland
Financial interest	100.00%
Sanofi-Aventis (Suisse) SA [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis (Suisse) SA
Country	Switzerland
Financial interest	100.00%
Pharmaton [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Pharmaton
Country	Switzerland
Financial interest	100.00%
Sanofi Ilac Sanayi ve Ticaret A.S. [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Ilaclari Limited Sirketi
Country	Turkey
Financial interest	100.00%
Sanofi Pasteur Asi Ticaret A.S [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Pasteur Asi Ticaret A.S.
Country	Turkey
Financial interest	100.00%
Sanofi Aventis Ukraine [member] | Europe [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-aventis Ukraine
Country	Ukraine
Financial interest	100.00%
Sanofi US Services Inc [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi US Services Inc
Country	United States
Financial interest	100.00%
Sanofi-Aventis US LLC [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-AventisUS LLC
Country	United States
Financial interest	100.00%
Sanofi Pasteur Biologics, LLC [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Pasteur Biologics, LLC
Country	United States
Financial interest	100.00%
Chattem, Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Chattem, Inc.
Country	United States
Financial interest	100.00%
Sanofi Pasteur VaxDesign Corporation [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Pasteur VaxDesign Corporation
Country	United States
Financial interest	100.00%
Carderm Capital L.P. [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Carderm Capital L.P.
Country	United States
Financial interest	100.00%
Aventisub LLC [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Aventisub LLC
Country	United States
Financial interest	100.00%
Genzyme Corporation [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Genzyme Corporation
Country	United States
Financial interest	100.00%
Armour Pharmaceutical Company [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Armour Pharmaceutical Company
Country	United States
Financial interest	100.00%
Sanofi Pasteur Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Pasteur Inc.
Country	United States
Financial interest	100.00%
Protein Sciences Corporation [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Protein Sciences Corporation
Country	United States
Financial interest	100.00%
Aventis Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Aventis Inc.
Country	United States
Financial interest	100.00%
VaxServe, Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	VaxServe, Inc.
Country	United States
Financial interest	100.00%
Sanofi Aventis N A Holding [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Aventis N A Holding
Country	United States
Financial interest	100.00%
Bioverativ Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Bioverativ Inc.
Country	United States
Financial interest	100.00%
Bioverativ USA Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Bioverativ USA Inc.
Country	United States
Financial interest	100.00%
Bioverativ Therapeutics Inc. [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Bioverativ Therapeutics Inc.
Country	United States
Financial interest	100.00%
Bioverativ Securities Corporation. [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Bioverativ Securities Corporation
Country	United States
Financial interest	100.00%
Bioverativ US LLC [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Bioverativ US LLC
Country	United States
Financial interest	100.00%
Bioverativ Pacific LLC [member] | US [member]
Disclosure of subsidiaries [line items]
Principal Companies	Bioverativ Pacific LLC
Country	United States
Financial interest	100.00%
Sanofi industries South Africa Pty Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis South Africa (Pty) Ltd
Country	South Africa
Financial interest	100.00%
Zentiva South Africa (Pty) Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Zentiva South Africa (Pty) Ltd
Country	South Africa
Financial interest	100.00%
Sanofi-Aventis Algerie [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Algérie
Country	Algeria
Financial interest	100.00%
Winthrop Pharma Saidal SPA [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Winthrop Pharma Saidal SPA
Country	Algeria
Financial interest	70.00%
Sanofi-Aventis Argentina S.A. [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Argentina S.A.
Country	Argentina
Financial interest	100.00%
Genzyme de Argentina SA [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Genzyme de Argentina SA
Country	Argentina
Financial interest	100.00%
Sanofi-Aventis Healthcare Pty Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Healthcare Pty Ltd
Country	Australia
Financial interest	100.00%
Sanofi-Aventis Australia Pty Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Australia Pty Ltd
Country	Australia
Financial interest	100.00%
Bioverativ Australia Pty Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Bioverativ Australia Pty Ltd
Country	Australia
Financial interest	100.00%
Medley Farmaceutica Ltda [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Medley Farmaceutica Ltda
Country	Brazil
Financial interest	100.00%
Sanofi Aventis Farmaceutica Ltda [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Farmaceutica Ltda
Country	Brazil
Financial interest	100.00%
Sanofi-Aventis Canada Inc. [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Canada Inc.
Country	Canada
Financial interest	100.00%
Sanofi Consumer Health Inc [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Consumer Health Inc
Country	Canada
Financial interest	100.00%
Sanofi Pasteur Limited (Canada) [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Pasteur Limited (Canada)
Country	Canada
Financial interest	100.00%
Bioverativ Canada Inc. [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Bioverativ Canada Inc.
Country	Canada
Financial interest	100.00%
Sanofi-Aventis de Chile SA [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis de Chile SA
Country	Chile
Financial interest	100.00%
Sanofi (Hangzhou) Pharmaceuticals Co., Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi (Hangzhou) Pharmaceuticals Co., Ltd
Country	China
Financial interest	100.00%
Sanofi (China) Investment Co., Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi (China) Investment Co., Ltd
Country	China
Financial interest	100.00%
Sanofi Beijing Pharmaceuticals Co.Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Beijing Pharmaceuticals Co.Ltd
Country	China
Financial interest	100.00%
Shenzhen Sanofi Pasteur Biological Products Co, Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Shenzhen Sanofi pasteur Biological Products Co, Ltd
Country	China
Financial interest	100.00%
Winthrop Pharmaceuticals de Colombia SA [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Winthrop Pharmaceuticals de Colombia SA
Country	Colombia
Financial interest	100.00%
Genfar S.A. [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Genfar S.A.
Country	Colombia
Financial interest	100.00%
Sanofi-Aventis de Colombia S.A [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis de Colombia S.A.
Country	Colombia
Financial interest	100.00%
Sanofi-Aventis Korea Co. Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Korea Co. Ltd
Country	South Korea
Financial interest	100.00%
Genzyme Korea Co Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Genzyme Korea Co Ltd
Country	South Korea
Financial interest	100.00%
Sanofi-Aventis Gulf FZE [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Gulf FZE
Country	United Arab Emirates
Financial interest	100.00%
Sanofi Aventis del Ecuador S.A [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis del Ecuador S.A.
Country	Ecuador
Financial interest	100.00%
Sanofi Egypt S.A.E [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Egypt S.A.E.
Country	Egypt
Financial interest	99.80%
Sanofi-Aventis de Guatemala S.A. [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis de Guatemala S.A.
Country	Guatemala
Financial interest	100.00%
Sunstone China Limited [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sunstone China Limited
Country	Hong Kong
Financial interest	100.00%
Sanofi-Aventis Hong-Kong Limited [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Hong-Kong Limited
Country	Hong Kong
Financial interest	100.00%
Sanofi-Synthelabo (India) Private Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Synthelabo (India) Private Ltd
Country	India
Financial interest	100.00%
Sanofi India Limited [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi India Limited
Country	India
Financial interest	60.40%
Shantha Biotechnics Private Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Shantha Biotechnics Private Ltd
Country	India
Financial interest	99.50%
PT Aventis Pharma [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	PT Aventis Pharma
Country	Indonesia
Financial interest	80.00%
Sanofi-Aventis Israel Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Israël Ltd
Country	Israel
Financial interest	100.00%
Sanofi K.K [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi K.K.
Country	Japan
Financial interest	100.00%
SSP Co., Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	SSP Co., Ltd
Country	Japan
Financial interest	100.00%
Bioverativ Japan Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Bioverativ Japan Ltd
Country	Japan
Financial interest	100.00%
Winthrop Pharmaceuticals (Malaysia) SDN. BHD. [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Winthrop Pharmaceuticals (Malaysia) SDN. BHD
Country	Malaysia
Financial interest	100.00%
Sanofi-Aventis (Malaysia) SDN. BHD. [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis (Malaysia) SDN. BHD.
Country	Malaysia
Financial interest	100.00%
Sanofi-Aventis Maroc [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Maroc
Country	Morocco
Financial interest	100.00%
Sanofi-Aventis de Mexico S.A de CV [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis de Mexico S.A de CV
Country	Mexico
Financial interest	100.00%
Sanofi-Aventis Winthrop SA de CV [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Winthrop SA de CV
Country	Mexico
Financial interest	100.00%
Sanofi Pasteur SA de CV [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Pasteur SA de CV
Country	Mexico
Financial interest	100.00%
Sanofi-Aventis Pakistan Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Pakistan Ltd
Country	Pakistan
Financial interest	52.90%
Sanofi-Aventis de Panama S.A. [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis de Panama S.A.
Country	Panama
Financial interest	100.00%
Sanofi-Aventis Latin America SA [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Latin America SA
Country	Panama
Financial interest	100.00%
Sanofi-Aventis del Peru SA [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis del Peru SA
Country	Peru
Financial interest	100.00%
Sanofi-Aventis Philippines Inc [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Philippines Inc
Country	Philippines
Financial interest	100.00%
Sanofi-Aventis de la Republica Dominicana S.A. [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis de la Republica Dominicana S.A.
Country	Dominican Republic
Financial interest	100.00%
Sanofi-Aventis Singapore Pte Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Singapore Pte Ltd
Country	Singapore
Financial interest	100.00%
Aventis Pharma (Manufacturing) PTE LTD [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Aventis Pharma (Manufacturing) PTE LTD
Country	Singapore
Financial interest	100.00%
Sanofi Taiwan Co Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Taiwan Co Ltd
Country	Taiwan
Financial interest	100.00%
Sanofi Winthrop (Thailand) Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Winthrop (Thailand) Ltd
Country	Thailand
Financial interest	100.00%
Sanofi-Aventis Thailand Ltd [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Thailand Ltd
Country	Thailand
Financial interest	100.00%
Sanofi-Aventis Pharma Tunisie [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis Pharma Tunisie
Country	Tunisia
Financial interest	100.00%
Winthrop Pharma Tunisia [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Winthrop Pharma Tunisie
Country	Tunisia
Financial interest	100.00%
Sanofi-Aventis de Venezuela SA [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Aventis de Venezuela SA
Country	Venezuela
Financial interest	100.00%
Sanofi-Synthelabo Vietnam [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi-Synthelabo Vietnam
Country	Vietnam
Financial interest	70.00%
Sanofi Vietnam Shareholding Company [member] | Other countries [member]
Disclosure of subsidiaries [line items]
Principal Companies	Sanofi Vietnam Shareholding Company
Country	Vietnam
Financial interest	85.00%